LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

10. LEASES

The Group has operating leases for brokerage sales stores (including contract service centers), administrative offices, entrusted houses and land use rights in China. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all the economic benefits from and has the ability to direct the use of the asset.

Operating lease assets and liabilities are included in the items of “Right-of-use assets, Lease liabilities current portion，Lease liabilities non-current portion” on consolidated balance sheets.

The components of lease cost for the years ended December 31, 2019, 2020 and 2021 were listed as follows:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)
Operating lease cost	2,631,991	3,055,021	3,586,026
Short‑term lease cost	30,065	41,582	47,769
Total	2,662,056	3,096,603	3,633,795

Supplemental cash flows information related to leases was as follows:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating leases	2,705,440	2,928,198	3,413,301
Right‑of‑use assets obtained in exchange for lease liabilities:
Right‑of‑use assets obtained in exchange for new operating lease liabilities	4,443,056	5,631,276	5,749,581

10. LEASES (CONTINUED)

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)

Operating leases
Store leases	4,597,948	5,561,664
Administrative office leases	1,295,715	1,037,978
Entrusted house leases	900,252	618,027
Land use rights	27,185	26,542
Total operating lease assets	6,821,100	7,244,211
Operating lease liabilities, current	2,625,979	2,752,795
Operating lease liabilities, non‑current	3,833,914	4,302,934
Total operating lease liabilities	6,459,893	7,055,729

	For the Year Ended December 31,
	2019	2020	2021

Weighted‑average remaining lease term (in years)
Operating leases	2.91	3.15	3.25
Land use right	43.34	42.34	41.34

Weighted‑average discount rate
Operating leases	5.3%	5.1%	4.8%
Land use right	5.3%	5.1%	5.3%

Maturities of lease liabilities were as follows:

As of
December 31,
2021
RMB
(in thousands)

2022	2,911,311
2023	2,093,713
2024	1,292,977
2025	812,352
2026	242,276
Thereafter	249,100
Total undiscounted lease payments	7,601,729
Less: imputed interest	(546,000)
Total lease liabilities	7,055,729

The Group’s lease agreements generally do not contain an option for the Group to renew a lease for a term agreed by the Group. The Group’s lease agreements generally do not contain any residual value guarantees or material restrictive covenants. Payments under the lease arrangements are primarily fixed.